SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 -SIGNIFICANT ACCOUNTING POLICIES

a.Basis of Presentation

The Group's financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP").

b.Use of estimates in the preparation of financial statement

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclose the nature of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting years. Actual results could differ from those estimates.

As applicable to these financial statements, the most significant estimates and assumptions relate to: recoverability of inventory, provision for current expected credit loss and income taxes.

TAT TECHNOLOGIES LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
U.S. dollars in thousands

NOTE 2 -SIGNIFICANT ACCOUNTING POLICIES (CONT)

c.Functional currency

The majority of the revenues of each subsidiary in the Group are generated in U.S. dollars ("dollars") and a substantial portion of the costs of each subsidiary in the Group are incurred in dollars. Accordingly, the dollar is the currency of the primary economic environment in which the Group operates and accordingly its functional and reporting currency is the dollar.

Transactions and balances originally denominated in dollars are presented at their original amounts. Balances in currencies other than the U.S. dollar are translated into dollars using historical and current exchange rates for non-monetary and monetary balances, respectively. For non-dollar transactions and other items in the statements of income (indicated below), the following exchange rates are used: (i) for transactions – exchange rates at transaction dates or average rates; and (ii) for other items (derived from non-monetary balance sheet items such as depreciation and amortization, etc.) – historical exchange rates. Currency transaction gains and losses are carried to financial income or expenses, as appropriate.

d.Principles of consolidation

The consolidated financial statements include the accounts of TAT and its subsidiaries.

Intercompany balances and transactions, including profits from intercompany sales not yet realized outside the Group, have been eliminated upon consolidation.

e.Cash and Cash equivalents

All highly liquid investments, which include short-term bank deposits, that are not restricted as to withdrawal or use, and short-term debentures, the period to maturity of which do not exceed three months at the time of investment, are considered to be cash equivalents.

TAT TECHNOLOGIES LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
U.S. dollars in thousands

NOTE 2 -SIGNIFICANT ACCOUNTING POLICIES (CONT)

f.Accounts receivable, net

The Group’s accounts receivable balances are due from customers primarily in the airline and defense industries. Credit is extended based on evaluation of a customer’s financial condition and generally, collateral is not required. Trade accounts receivable from sales of services and products are typically due from customers within 30 - 90 days. Trade accounts receivable balances are stated at amounts due from customers net of a provision for current expected losses. Accounts outstanding longer than their original contractual payment terms are considered past due.

The Company’s accounts receivables accounting policy until December 31, 2019, prior to the adoption of the new CECL standard

Accounts receivables are stated at their net realizable value. The allowance against gross accounts receivables reflects the best estimate of losses inherent in the receivable’s portfolio determined based on historical experience, specific allowances for known troubled accounts and other currently available information. An allowance for doubtful debts is reflected in net accounts receivables. Account’s receivables are written off after all reasonable means to collect the full amount have been exhausted.

The Company’s accounts receivables accounting policy from January 1, 2020, following the adoption of the new CECL standard

Accounts receivable have been reduced by an allowance for current expected losses. The Company maintains the allowance for estimated losses resulting from the inability of the Company’s customers to make required payments. The allowance represents the current estimate of lifetime expected credit losses over the remaining duration of existing accounts receivable considering current market conditions and supportable forecasts when appropriate. The estimate is a result of the Company’s ongoing evaluation of collectability, customer creditworthiness, historical levels of credit losses, and future expectations.

Write-off activity and recoveries for the periods presented were not material.

TAT TECHNOLOGIES LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
U.S. dollars in thousands

NOTE 2 -SIGNIFICANT ACCOUNTING POLICIES (CONT)

g.Inventory

Inventory is measured at the lower of cost and net realizable value.

Inventories include raw materials, parts, work in progress and finished products.

Cost of raw material and parts is determined using the “moving average” basis. Cost of work in progress and finished products is calculated based on actual costs. Capitalized production costs components, mainly labor and overhead, are determined on average basis over the production period.

If actual market prices are less favorable than those projected by management, inventory write-downs may be required. When inventory written-down, a new lower cost basis for that inventory is established.

Since the Group sells products and services related to airplane accessories for airplanes that can be in service for 20 to 50 years, it must keep a supply of such products and parts on hand while the airplanes are in use. The Group writes down its inventory for estimated obsolescence and unmarketable inventory equal to the difference between the cost of inventory and net realizable value, which includes costs to sell based upon assumptions for future demand and market conditions.

TAT TECHNOLOGIES LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
U.S. dollars in thousands

NOTE 2 -SIGNIFICANT ACCOUNTING POLICIES (CONT)

h.Property, plant and equipment

Property, plant and equipment are stated at cost, after deduction of the related investment grants, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, as follows:

Years

Buildings and leasehold improvements	15 – 39
Machinery and equipment	15 – 20
Motor vehicles	7
Office furniture and equipment	3 – 5
Software	7

Leasehold improvements are included in buildings and amortized using the straight line method over the period of the lease contract, or the estimated useful life of the asset, whichever is shorter. During 2021 the Company's management reassessed and updated the useful life of each one of the groups of fixed assets. The change in the estimated useful life was accounted for prospectively in accordance with ASC 250-10.

i.Grants from Israel Innovation Authority (IIA):

Grants received from the IIA for approved research and development projects are recognized at the time the Company is reasonably assured that it will be entitled to such grants, on the basis of the costs incurred and included as a deduction from research and development expenses. Due to the fact that the Company is defined as a "Traditional Industry Company", under the IIA regulations, the majority of grants are non-royalty bearing.

j.Investment in affiliates and share in results of equity investment of affiliated companies

Investment in which the Group exercises significant influence and which is not considered a subsidiary ("affiliate") is accounted for using the equity method, whereby the Group recognizes its proportionate share of the affiliated company's net income or loss after the date of investment. See Note 5.

The Group reviews those investments for impairment whenever events indicate the carrying amount may not be recoverable. See Note 1(c).

On consolidation, transactions between the Group and the affiliate are eliminated in the amount which related to the Group's proportionate share of the affiliate.

TAT TECHNOLOGIES LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
U.S. dollars in thousands

NOTE 2 -SIGNIFICANT ACCOUNTING POLICIES (CONT)

k.Leases

The Company determines if an arrangement is a lease at inception. Balances related to operating leases are included in operating lease right-of-use (“ROU”) assets and operating lease liabilities in the consolidated balance sheets.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets are recognized as the lease liability, adjusted for lease incentives received and prepayments made. Lease liabilities are recognized at the present value of the future lease payments at the lease commencement date. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. The discount rate for the lease is the rate implicit in the lease unless that rate cannot be readily determined. As the Company’s leases do not provide an implicit rate, the Company’s uses its estimated incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. Lease expense for lease payments is recognized on a straight-line basis over the lease term (see also note 2aa).

Revenue from Leasing Transactions under ASC 842

The Company accounts for certain leasing revenues in accordance with ASC 842, which qualify for operating lease treatment. For operating leases in which the Company is the lessor, lease payments are recognized as leasing revenue over the lease term on a straight-line basis. APUs engines subject to operating leases are classified as property, plant, and equipment and depreciated on a straight-line basis over the useful life, see Note 7.

l.Identified intangible assets

Identifiable intangible assets are comprised of definite lived intangible assets - customer relationships and commercial license which are amortized over 7 and 10 years respectively, using the straight-line method over their estimated period of useful life as determined by identifying the period in which substantially all of the cash flows are expected to be generated. Amortization of customer relationships is recorded under selling and marketing expenses (this intangible asset was fully impaired during the year ended December 31, 2020, see note 8) and the amortization of the commercial license is recorded in the cost of sales.

m.Impairment of long-lived assets

Long-lived assets, including property, plant and equipment, operating lease right of use assets and definite life intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets (or asset group) may not be recoverable. In the event that the sum of the expected future cash flows (undiscounted and without interest charges) of the long-lived assets (or asset group) is less than the carrying amount of such assets, an impairment charge would be recognized and the assets (or asset group) would be written down to their estimated fair values (see also notes 6 and 7).

n.Treasury Shares

Company shares held by the Company are presented as a reduction of equity at their cost to the Company. The treasury shares have no rights.

TAT TECHNOLOGIES LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
U.S. dollars in thousands

NOTE 2 -SIGNIFICANT ACCOUNTING POLICIES (CONT)

o.Revenue recognition

The Group generates its revenues from the sale of OEM products and systems, providing MRO services (remanufacture, maintenance, repair and overhaul services and long - term service contracts) and parts services.

A contract with a customer exists only when: the parties to the contract have approved it and are committed to perform their respective obligations, the Company can identify each party’s rights regarding the distinct goods or services to be transferred (“performance obligations”), the Company can determine the transaction price for the goods or services to be transferred, the contract has commercial substance and it is probable that the Company will collect the consideration to which it will be entitled in exchange for the goods or services that will be transferred to the customer.

Revenues are recorded in the amount of consideration to which the Company expects to be entitled in exchange for performance obligations upon transfer of control to the customer, excluding amounts collected on behalf of other third parties and sales taxes.

To determine revenue recognition for arrangements that an entity determines are within the scope of Topic 606, the entity performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the performance obligation is satisfied.

Other major provisions include capitalization of certain contract costs, consideration of the time value of money in the transaction price, and allowing estimates of variable consideration to be recognized before contingencies are resolved in certain circumstances.

TAT TECHNOLOGIES LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
U.S. dollars in thousands

NOTE 2 -SIGNIFICANT ACCOUNTING POLICIES (CONT)

p.Revenue recognition (cont.)

The Company has adopted the following exemptions and accounting policies:

a. The Company has chosen to account for shipping as a fulfillment costs, in cases in which the shipping occurs after the customer has obtained control of a good.

b. The Company has chosen not to adjust the promised amount of consideration for the effects of a significant financing component, in cases in which the Company expects, at contract inception, that the period between when the Company transfers a promised good or service to the customer and when the customer pays for that good or service will be one year or less.

c. The Company has chosen to present all sales taxes collected from customers on a net basis.

The group recognizes revenues from the sale of OEM products when it satisfies a performance obligation, i.e. when or as the customer obtains control upon product shipment. The Group does not grant a right of return.

The Group recognizes revenues from MRO services over time as it satisfies its performance obligations. The Group satisfies its performance, according to required milestones.

Contract liabilities

Contract liabilities are mainly comprised of deferred revenues which are included under other payables.

TAT TECHNOLOGIES LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
U.S. dollars in thousands

NOTE 2 -SIGNIFICANT ACCOUNTING POLICIES (CONT)

q.Warranty costs

The Group provides warranties for its products and services ranging from one to three years, which vary with respect to each contract and in accordance with the nature of each specific product. According to company's experience, most of the warranty costs incur during the first year of the contract.

The Group estimates the costs that may be incurred under its warranty and records a liability in the amount of such costs at the time revenue is recognized under accrued expenses on the company’s balance sheet. The Group periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary.

r.Research and development

Research and development costs, net of grants, are charged to expenses as incurred.

s.Fair value measurement

The Group measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for identical assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data or active market data for similar but not identical assets or liabilities.

TAT TECHNOLOGIES LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
U.S. dollars in thousands

NOTE 2 -SIGNIFICANT ACCOUNTING POLICIES (CONT)

s.Fair value measurement (cont.)

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Group utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers credit risk in its assessment of fair value.

t.Concentrations of credit risk

Financial instruments that potentially subject the Group to concentrations of credit risk consist principally of cash and cash equivalents, derivatives and accounts receivable.

Cash and cash equivalents are deposited with major banks in Israel and the United States. Such deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Group's cash and cash equivalents are financially sound. Accordingly, minimal credit risk exists with respect to these financial instruments.

The Group's accounts receivable are derived mainly from sales to customers in the United States, Israel and Europe. The Group generally does not require collateral; however, in certain circumstances the Group may require letters of credit. Management believes that credit risks relating to accounts receivable are minimal since the majority of the Group's customers are world-leading manufacturers of aviation systems and aircrafts, international airlines, governments and air-forces, and world-leading manufacturers and integrators of defense and ground systems. In addition, the Group has relatively a large number of customers with wide geographic spread which mitigates the credit risk. The Group performs ongoing credit evaluation of its customers' financial condition. As part of the risk management, the company purchased a credit insurance policy from a well-known insurance company.

u.Income taxes

Income taxes are accounted for in accordance with ASC 740 "Income Taxes". This statement prescribes the use of the asset and liability method, whereby deferred tax assets and liabilities account balances are determined based on temporary differences between financial reporting and tax basis of assets and liabilities and for tax loss carry-forwards. Deferred taxes are measured using the enacted laws and tax rates that will be in effect when the differences are expected to reverse. The Group provides a valuation allowance, if it is more likely than not that a portion of the deferred income tax assets will not be realized, see note 17(h).

Taxes which would apply in the event of disposal of investments in foreign subsidiaries have not been taken into account in computing the deferred taxes, when the Group’s intention is to hold, and not to realize the investments.

Taxes which would apply in the event of distribution of earnings from foreign subsidiaries of the Company, have been taken into account in computing the deferred taxes, when there is a possibility of future distribution of earnings from such foreign subsidiaries.

TAT TECHNOLOGIES LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
U.S. dollars in thousands

NOTE 2 -SIGNIFICANT ACCOUNTING POLICIES (CONT)

u.Income taxes (cont.)

The Group did not provide for deferred taxes attributable to dividend distribution out of retained tax-exempt earnings from "Approved/Benefited Enterprise" plans (see note 13(a)), since it intends to permanently reinvest them and has no intention to declare dividends out of such tax exempt income in the foreseeable future. Management considers such retained earnings to be essentially permanent in duration.

Results for tax purposes for TAT’s Israeli subsidiaries are measured and reflected in NIS.

As explained in (c) above, the consolidated financial statements are measured and presented in U.S. dollars. In accordance with ASC 740, TAT has not provided deferred income taxes on the differences resulting from changes in exchange rate and indexation.

The Group follows a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate resolution. The Group’s policy is to include interest and penalties related to unrecognized tax benefits within financial income (expense). Such liabilities are classified as long-term, unless the liability is expected to be resolved within twelve months from the balance sheet date.

v.Earnings per share

Basic earnings (loss) per share are computed by dividing net income (loss) by the weighted average number of shares of the Company's Ordinary Shares, par value NIS 0.9 per share outstanding for each period.

Diluted earnings (loss) per share are calculated by dividing the net income by the fully-diluted weighted-average number of ordinary shares outstanding during each period. Potentially dilutive shares include outstanding options granted to employees and directors, using the treasury stock method.

w.Share-based compensation

The Group applies ASC 718 "Stock Based Compensation" with respect to employees and directors’ options, which requires awards classified as equity awards to be accounted for using the grant-date fair value method. The fair value of share-based awards is estimated using the Black-Scholes valuation model, the payment transaction is recognized as expense over the requisite service period, net of estimated forfeitures. The Company estimates forfeitures based on historical experience and anticipated future conditions.

TAT TECHNOLOGIES LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
U.S. dollars in thousands

NOTE 2 -SIGNIFICANT ACCOUNTING POLICIES (CONT)

w.Share-based compensation (cont)

The Group recognizes compensation cost for an award with only service conditions that has a graded vesting schedule using the accelerated method over the requisite service period for the entire award.

x.Comprehensive income (loss)

Comprehensive income in 2021, 2020 and 2019 includes, in addition to net income or loss, gains and losses of derivatives designated for cash flow hedge accounting (net of related taxes where applicable).

Reclassification adjustments for gain or loss of derivatives are included in the relevant line item in the statement of income. See also note 2 (z).

TAT TECHNOLOGIES LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
U.S. dollars in thousands

NOTE 2 -SIGNIFICANT ACCOUNTING POLICIES (CONT)

y.Contingencies

Certain conditions may exist as of the date the financial statements are issued, which may result in a loss to the Group but which will only be resolved when one or more future events occur or fail to occur. The Group’s management assesses such contingent liabilities and estimated legal fees, if any, and accrues for these costs. Such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Group or unasserted claims that may result in such proceedings, the Group’s management evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought.

Management applies the guidance in ASC 450-20-25 when assessing losses resulting from contingencies. If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability is recorded as accrued expenses in the Company’s financial statements. If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material are disclosed.

Loss contingencies considered to be remote by management are generally not disclosed unless they involve guarantees, in which case the guarantee would be disclosed.

z.Derivatives and hedging

The Company carries out transactions involving foreign currency exchange derivative financial instruments. The transactions are designed to hedge the Company’s exposure in currencies other than the U.S. dollar. Derivatives are recognized at fair value as either assets or liabilities in the consolidated balance sheets in accordance with ASC Topic 815, “Derivatives and Hedging”.

For derivative instruments that are designated and qualify as a cash-flow hedge, the gain or loss on the derivative instrument is reported as a component of other comprehensive income and reclassified into earnings in the same line item associated with the anticipated transaction in the same period or periods during which the hedged transaction affects earnings.

If a derivative does not meet the definition of a cash flow hedge, the changes in the fair value are included in "financial expense (income), net".

For derivative instruments that qualify for hedge accounting, the cash flows associated with these derivatives are reported in the consolidated statements of cash flows consistently with the classification of the cash flows from the underlying hedged items that these derivatives are hedging.

TAT TECHNOLOGIES LTD. AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
U.S. dollars in thousands

NOTE 2 -SIGNIFICANT ACCOUNTING POLICIES (CONT)

aa.Restructuring Costs

Restructuring costs have been recorded in connection with TAT’s restructuring plan announced in March 2021. Following this decision and in anticipation of ongoing efficiency measures in our business, TAT’s management has made estimates and judgments regarding future plans, mainly related to employee termination benefit costs. Management also assesses the recoverability of long-lived assets employed in the business. In certain instances, asset lives have been shortened based on changes in the expected useful lives of the affected assets. Asset-related impairments and employee's severance and other related costs are reflected within asset impairments of fixed assets, provision for restructuring plan and restructuring expenses.

bb.Recently Issued Accounting Principles:

Recently adopted accounting pronouncements:

(1)In December 2019, the FASB issued ASU 2019-12, “Simplifying the Accounting for Income Taxes. (Topic 740)” ("the Update"). The amendments in this Update simplify the accounting for income taxes by removing the following exceptions in ASC 740: 1. Exception to the incremental approach for intra-period tax allocation when there is a loss from continuing operations and income or a gain from other items; 2. Exception to the requirement to recognize a deferred tax liability for equity method investments when a foreign subsidiary becomes an equity method investment; 3. Exception to the ability not to recognize a deferred tax liability for a foreign subsidiary when a foreign equity method investment becomes a subsidiary;4. Exception to the general methodology for calculating income taxes in an interim period when a year-to-date loss exceeds the anticipated loss for the year.

In addition, this Update also simplify the accounting for income taxes in certain topics as follows: 1. Requiring that an entity recognize a franchise tax (or similar tax) that is partially based on income as an income-based tax and account for any incremental amount incurred as a non-income-based tax; 2. Requiring that an entity evaluate when a step up in the tax basis of goodwill should be considered part of the business combination in which the book goodwill was originally recognized and when it should be considered a separate transaction;3. Specifying that an entity can elect (rather than required to) allocate the consolidated amount of current and deferred tax expense to a legal entity that is not subject to tax in its separate financial statements;4. Requiring that an entity reflect the effect of an enacted change in tax laws or rates in the annual effective tax rate computation in the interim period that includes the enactment date.

The amendments in this Update are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. The new standard does not have a material effect on the Company's financial statements upon adoption.

Accounting pronouncements issued but not yet adopted:

(1)In November 2021, the FASB issued ASU 2021-10, Government Assistance (Topic 832), which increases the transparency of government assistance including disclosure of the type of assistance, an entity’s accounting for the assistance, and the effect of the assistance on an entity’s financial statements. ASU 2021-10 is effective for all entities for financial statements issued for annual periods beginning after December 15, 2021. An entity should apply the amendments either prospectively to all transactions within the scope of the ASU that are reflected in the financial statements at the date of initial application and that are entered into after that date or retrospectively to those transactions.